LORD ABBETT SERIES FUND
All Value Portfolio
America’s Value Portfolio
Bond Debenture Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
International Portfolio
Large Cap Core Portfolio
Mid Cap Value Portfolio

Supplement dated February 13, 2009 to the

Statement of Additional Information dated May 1, 2008

(Class VC Shares)

1.              Effective February 17, 2009, the following replaces the first paragraph in the subsection titled “Investment Advisory and Other Services  —  Investment Managers” in the Statement of Additional Information:

Portfolio Managers

Each Fund is managed by an experienced portfolio manager or a team of portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

2.              Effective February 17, 2009, the following replaces the second paragraph in the subsection titled “Investment Advisory and Other Services  —  Investment Managers” in the Statement of Additional Information:

The portfolio management team for the All Value Portfolio is headed by Robert P. Fetch.  Assisting Mr. Fetch is Deepak Khanna.  Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the All Value Portfolio.

3.              Effective February 17, 2009, the following replaces the ninth paragraph in the subsection titled “Investment Advisory and Other Services — Investment Managers” in the Statement of Additional Information:

The portfolio management team for the Mid Cap Value Portfolio is headed by Robert P. Fetch.  Assisting Mr. Fetch is Jeff Diamond.  Messrs. Fetch and Diamond are jointly and primarily responsible for the day-to-day management of the Mid Cap Value Portfolio.

4.              Effective February 17, 2009, the following replaces the rows in the table for the All Value Portfolio and Mid Cap Value Portfolio  in the subsection titled “Investment Advisory and Other Services  —  Investment Managers” in the Statement of Additional Information:

1

Other Accounts Managed (# and Total Assets +)
Fund	Name		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
All Value Portfolio	Robert P. Fetch	(a)	11 / $7,173.9	3 / $313.4	700 / $1,902.1	(b)
	Deepak Khanna	(a)	3 / $2,354.6	3 / $313.4	11 / $578.1	(c)

Mid Cap Value Portfolio	Robert P. Fetch	(a)	12 / $7,250.8	3 / $313.4	700 / $1,902.1	(b)
	Jeff Diamond	(a)	8 / $4,113.0	0 / $0.0	962 / $470.7

+ Total assets are in millions.
(a) The amounts shown are as of December 31, 2008.
(b) Included in the number of accounts and total assets are 3 accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately $411.0 million in total assets.

(c) Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $302.6 million in assets.

5.              Effective February 17, 2009, the following replaces the paragraph and rows in the table for the All Value Portfolio and Mid Cap Value Portfolio in the subsection titled “Investment Advisory and Other Services — Holdings of Investment Managers” in the Statement of Additional Information:

Holdings of Portfolio Managers

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager who is jointly and/or primarily responsible for the day-to-day management of that Fund, as of December 31, 2007 (or another date, as indicated).  This table includes the value of shares beneficially owned by such portfolio managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Funds
Fund	Name		None	$ 1- $ 10,000	$ 10,001- $ 50,000	$ 50,001- $ 100,000	$ 100,001- $ 500,000	$ 500,001- $ 1,000,000	Over $ 1,000,000
All Value Portfolio	Robert P. Fetch	(a)	X
	Deepak Khanna	(a)	X

Mid Cap Value Portfolio	Robert P. Fetch	(a)	X
	Jeff Diamond	(a)	X

(a)        The amounts shown are as of February 2, 2009.